INVENTORIES (Tables)	9 Months Ended
Sep. 30, 2022
Inventories [Abstract]
Schedule of inventories

(in millions)	September 30, 2022	December 31, 2021
Work in progress, net	$1,074	$916
Raw materials and supplies, net	268	205
Total	$1,342	$1,121